AMERICAN CENTURY MUNICIPAL TRUST | HIGH-YIELD MUNICIPAL FUND
High-Yield Municipal Fund
Investment Objective
The fund seeks high current income that is exempt from federal income tax.
The fund also seeks capital appreciation as a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY MUNICIPAL TRUST - HIGH-YIELD MUNICIPAL FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%
Maximum Account Fee	$ 25	none	none	none		none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - AMERICAN CENTURY MUNICIPAL TRUST - HIGH-YIELD MUNICIPAL FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS
Management Fees (as a percentage of Assets)	0.59%	0.39%	0.36%	0.59%	0.59%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.60%	0.40%	0.37%	0.85%	1.60%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY MUNICIPAL TRUST - HIGH-YIELD MUNICIPAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	61	193	335	751
I CLASS	41	129	225	506
Y CLASS	38	119	208	469
A CLASS	533	709	901	1,452
C CLASS	163	506	872	1,899

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
The fund invests in municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. The managers attempt to keep the weighted average maturity of the fund at 10 years or longer.
Although the fund invests principally for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Principal Risks

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds.

•
Below Investment-Grade Securities Risk – Issuers of lower rated, high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes, or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities. The fund invests a significant part of its assets in securities rated below investment-grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

•
Interest Rate Risk – When interest rates change, the fund’s share value will be affected. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Municipal Securities Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Tax Risk – Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

•	Market Risk – The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the Y Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 13.13%        Lowest Performance Quarter (4Q 2008): -17.12%

As of June 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.38%.

Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY MUNICIPAL TRUST - HIGH-YIELD MUNICIPAL FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Barclays Municipal Bond Index		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	3.02%	4.45%
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	[1]	S&P Municipal Bond 50% Investment Grade/50% High Yield Index1 (reflects no deduction for fees, expenses or taxes)	7.74%	4.63%
INVESTOR CLASS		Investor Class Return Before Taxes	9.24%	4.21%	4.50%		Mar. 31, 1998
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	9.24%	4.21%	4.50%		Mar. 31, 1998
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	6.91%	4.13%	4.46%		Mar. 31, 1998
I CLASS		I Class Return Before Taxes	9.46%	4.42%		6.13%	Mar. 01, 2010
A CLASS		A Class Return Before Taxes	4.12%	3.01%	3.75%		Jan. 31, 2003
C CLASS		C Class Return Before Taxes	8.28%	3.18%	3.46%		Jul. 24, 2002
[1]	Effective December 31, 2017, the fund’s investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Municipal Bond 50% Investment Grade/50% High Yield Index is more reflective of the fund’s strategy. Because the S&P Municipal Bond 50% Investment Grade/50% High Yield Index is first available as of November 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AMERICAN CENTURY MUNICIPAL TRUST | INTERMEDIATE-TERM TAX-FREE BOND FUND
Intermediate-Term Tax-Free Bond Fund
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY MUNICIPAL TRUST - INTERMEDIATE-TERM TAX-FREE BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%
Maximum Account Fee	$ 25	none	none	none		none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY MUNICIPAL TRUST - INTERMEDIATE-TERM TAX-FREE BOND FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS
Management Fees (as a percentage of Assets)	0.46%	0.26%	0.23%	0.46%	0.46%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.47%	0.27%	0.24%	0.72%	1.47%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY MUNICIPAL TRUST - INTERMEDIATE-TERM TAX-FREE BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	48	151	264	592
I CLASS	28	87	152	344
Y CLASS	25	77	135	306
A CLASS	520	670	833	1,305
C CLASS	150	466	803	1,756

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers principally buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal income tax. The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. No more than 20% of the fund’s assets may be invested in these securities.
Although the fund invests principally in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities, also known as junk bonds. The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Principal Risks

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Below Investment-Grade Securities Risk – Issuers of lower rated, high yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions. A period of rising interest rates may negatively affect the fund’s performance.

•
Municipal Securities Risk – The fund invests principally in municipal securities and will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the Y Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 6.29%        Lowest Performance Quarter (4Q 2016): -3.53%

As of June 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -0.25%.

Average Annual Total Returns For the year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY MUNICIPAL TRUST - INTERMEDIATE-TERM TAX-FREE BOND FUND		Label	1 Year	5 Years	10 Years
Barclays Municipal Bond Index		Bloomberg Barclays 7 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.49%	2.44%	4.30%
S&P Intermediate Term National AMT-Free Municipal Bond Index	[1]	S&P Intermediate Term National AMT-Free Municipal Bond Index2 (reflects no deduction for fees, expenses or taxes)	4.13%	2.31%	3.86%
INVESTOR CLASS		Investor Class Return Before Taxes	4.77%	2.03%	3.66%
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	4.77%	2.02%	3.65%
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.87%	2.15%	3.54%
I CLASS		I Class Return Before Taxes	4.98%	2.24%	3.86%
A CLASS		A Class1 Return Before Taxes	(0.16%)	0.85%	2.92%	[2]
C CLASS		C Class1 Return Before Taxes	3.73%	1.02%	2.61%	[2]
[1]	Effective December 31, 2017, the fund’s investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Intermediate Term National AMT-Free Municipal Bond Index is more reflective of the fund’s strategy.
[2]	Historical performance for the A and C Classes prior to their inception (March 1, 2010) is based on the performance of Investor Class shares. A Class and C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AMERICAN CENTURY MUNICIPAL TRUST | Tax-Free Money Market Fund
Tax-Free Money Market Fund
Investment Objective
The fund seeks safety of principal and high current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Maximum Account Fee | AMERICAN CENTURY MUNICIPAL TRUST | Tax-Free Money Market Fund | INVESTOR CLASS	$ 25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMERICAN CENTURY MUNICIPAL TRUST Tax-Free Money Market Fund INVESTOR CLASS
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Net Expenses (as a percentage of Assets)	0.50%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AMERICAN CENTURY MUNICIPAL TRUST | Tax-Free Money Market Fund | INVESTOR CLASS | USD ($)	51	161	280	629

Principal Investment Strategies
The fund is a retail money market fund that invests in municipal money market securities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Although the fund seeks to maintain a $1.00 share price, there is no guarantee it will be able to do so.
Under normal market conditions, the fund invests at least 80% of its net assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties, other municipalities and U.S. territories may issue these securities. A high-quality debt security is one that an independent rating agency rates in its top two credit quality categories or that the advisor determines to be of comparable credit quality.
The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties, and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund may invest no more than 20% of its assets in these securities.
When determining whether to buy or sell a security, portfolio managers may consider current and anticipated changes in interest rates, issuer credit quality, comparable alternatives, diversification limits, and general market conditions.

Principal Risks

•
Low Yield – Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in lower-quality or longer-term securities.

•
Municipal Risk – Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. By investing primarily in municipal securities, the fund may have a higher level of risk than funds that invest in a larger universe of securities.

•
Interest Rate Risk – Interest rate risk means that the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.

•	Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.

•
Liquidity Risk – Liquidity risk means that during periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions may adversely affect the liquidity of the fund’s investments. If liquidity decreases too much, the fund may impose a fee on the sale of shares or temporarily suspend redemptions beginning on October 14, 2016.

•
Loss of Tax-Exemptions Risk – There is no guarantee that all of the fund’s income will be exempt from federal or state income taxes. Income from municipal bonds held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

•
Principal Loss – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Beginning on October 14, 2016, the fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (Q1 2008): 0.65%        Lowest Performance Quarter (Q1 2015): 0.00%

As of June 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.46%.

Average Annual Total Returns For the year ended December 31, 2017
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
AMERICAN CENTURY MUNICIPAL TRUST | Tax-Free Money Market Fund | INVESTOR CLASS	Investor Class	0.45%	0.13%	0.34%